Note 7 - Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7.	Accounts Receivable, Net

Accounts receivable, net, consists of the following components:

	December 31, 2022	December 31, 2021
	(in thousands)
Trade receivables	$47,046	$38,819
Current unbilled receivables	20,153	17,086
Allowance for doubtful accounts	(725)	(838)
	$66,474	$55,067

Long-term unbilled receivables were $6.9 million and $6.3 million as of December 31, 2022 and 2021, respectively.